Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities
Accrued payroll	$ 140	$ 1,001
Accrued interest	8,267	11,873
Accrued dry-docking expenses	2,332	280
Accrued expenses	10,623	7,692
Total	$ 21,362	$ 20,846